Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

15. Income Taxes

Income taxes relating to income from continuing operations consisted of the following:

	Year Ended December 31,
	2011	2010	2009
Current:
Federal	$15,803	$6,334	$(29,904)
State and local	3,652	2,307	818
Foreign	4,931	27,546	25,448

Total current	24,386	36,187	(3,638)

Deferred:
Federal	34,237	21,355	37,646
State and local	863	5,455	7,549
Foreign	12,087	904	1,087

Total deferred	47,187	27,714	46,282

Income taxes relating to continuing operations	$71,573	$63,901	$42,644

Income taxes relating to income from continuing operations varied from the U.S. federal statutory income tax rate due to the following:

	Year Ended December 31,
	2011	2010	2009
Income taxes relating to continuing operations at federal statutory rate of 35%	$86,621	$64,799	$42,914
State and local income taxes, net of federal taxes	1,883	5,991	5,650
Foreign	(947)	(6,021)	(7,115)
Uncertain tax positions	(16,061)	—	—
Other	77	(868)	1,195

Income taxes relating to continuing operations	$71,573	$63,901	$42,644

The components of deferred tax assets and liabilities at December 31, 2011 and 2010 were as follows:

	2011	2010
Deferred Tax Assets
Accrued liabilities	$51,323	$46,562
Net operating loss carryforwards	12,133	23,164
Interest rate swap	6,215	297
Other	7,027	2,787

Total deferred tax assets	76,698	72,810
Valuation allowance	(11,839)	(7,335)

Net deferred tax assets	64,859	65,475

Deferred Tax Liabilities
Depreciation and amortization	(121,723)	(94,742)
Partnership investments	(109,460)	(104,527)
Convertible notes	(21,335)	(17,454)
Other	(3,357)	(2,421)

Total deferred tax liabilities	(255,875)	(219,144)

Net deferred tax liabilities	$(191,016)	$(153,669)

The Company does not provide for U.S. taxes relating to undistributed earnings or losses of its foreign subsidiaries. Income from continuing operations before income taxes of foreign subsidiaries (which subsidiaries are predominately in the U.K.) was $98,089, $98,249, and $93,138 during the years ended December 31, 2011, 2010, and 2009, respectively. It is the Company’s belief that such earnings will be indefinitely reinvested in the companies that produced them. At December 31, 2011, the Company has not provided U.S. federal income taxes on a total of $700,356 of earnings of individual foreign subsidiaries. If these earnings were remitted as dividends, the Company would be subject to U.S. income taxes in excess of foreign taxes paid and certain foreign withholding taxes.

At December 31, 2011, the Company has $151,067 of state net operating loss carryforwards in the U.S. that expire at various dates beginning in 2012 through 2030, state credit carryforwards of $1,452 that will not expire, U.K. net operating loss carryforwards of $1,772 that will not expire, U.K. capital loss carryforwards of $5,109 that will not expire, and German net operating loss carryforwards of $8,529 that will not expire. The Company utilized $41,232 of federal net operating loss carryforwards, $90,121 of state net operating loss carryforwards and $3,987 of alternative minimum tax and general business credits in the U.S in 2011.

A valuation allowance of $2,979 has been recorded against the state net operating loss carryforwards in the U.S. and a valuation allowance of $235 has been recorded against the state credit carryforwards in the U.S. A valuation allowance of $2,024 has been recorded in 2011 against German net operating losses and a valuation allowance of $6,601 has been recorded in 2011 against U.K. deferred tax assets related to buildings.

Generally accepted accounting principles relating to uncertain income tax positions prescribe a minimum recognition threshold a tax position is required to meet before being recognized, and provides guidance on the derecognition, measurement, classification, and disclosure relating to income taxes. The movement in uncertain tax positions for the years ended December 31, 2011, 2010, and 2009 were as follows:

	2011	2010	2009
Uncertain tax positions — January 1	$36,097	$36,887	$32,901
Gross increase — tax position in prior periods	679	1,493	2,411
Gross decrease — tax position in prior periods	(19,077)	(288)	(165)
Gross increase — current period tax position	17	—	—
Settlements	(2,201)	(125)	—
Lapse in statute of limitations	(541)	(756)	(1,227)
Foreign exchange	(116)	(1,114)	2,967

Uncertain tax positions — December 31	$14,858	$36,097	$36,887

The Company has elected to include interest and penalties in its income tax expense. The total interest and penalties included within uncertain tax positions at December 31, 2011 was $3,678. The Company does not expect a significant change to the amount of uncertain tax positions within the next twelve months. The Company’s U.S. federal returns remain open to examination for 2004 to 2010 and various foreign and U.S. states jurisdictions are open for periods ranging from 2002 through 2010. During the year a settlement was reached with the U.K. tax authorities in relation to tax enquiries for the years 2004 to 2009 in relation to one of the U.K. companies which represented approximately $16,000 of the net uncertain tax position provision adjustment recorded in 2011. The portion of the total amount of uncertain tax positions as of December 31, 2011 that would, if recognized, impact the effective tax rate was $14,531.

The Company has classified its tax reserves as a long term obligation on the basis that management does not expect to make payments relating to those reserves within the next twelve months.